Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2055 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2055 Master Portfolio of Master Investment Portfolio	$20,146,206

Total Investments (Cost — $18,609,285) — 100.1%	20,146,206

Liabilities in Excess of Other Assets — (0.1)%	(15,269)

Net Assets — 100.0%	$20,130,937

BlackRock LifePath Dynamic 2055 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2055 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $20,146,206 and 100%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 88.2%

Equity Funds — 82.1%
Active Stock Master Portfolio	$9,041,156	$9,041,156
BlackRock Advantage Emerging Markets Fund — Class K(a)	170,340	1,774,940
International Tilts Master Portfolio	$3,250,253	3,250,253
iShares Edge MSCI Multifactor International ETF	18,468	486,264
iShares Edge MSCI Multifactor USA ETF	35,316	1,095,856
iShares MSCI Canada ETF	4,986	137,813
iShares MSCI EAFE Small-Cap ETF	13,403	769,868

		16,556,150

Fixed Income Fund — 1.0%
CoreAlpha Bond Master Portfolio	$202,850	202,850
iShares TIPS Bond ETF	53	5,993

		208,843

Short-Term Securities — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.63%(b)(c)	283,894	284,007
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)	738,181	738,181

		1,022,188

Total Affiliated Investment Companies — 88.2% (Cost — $19,519,333)		17,787,181

Common Stocks — 12.6%

Capital Markets — 0.0%
Centuria Capital Group	5,250	5,219

Equity Real Estate Investment Trusts (REITs) — 9.4%
Activia Properties, Inc.	7	29,080
Alexandria Real Estate Equities, Inc.(d)	425	60,588
alstria office REIT-AG	1,039	16,911
American Homes 4 Rent, Class A	951	21,607
Ascendas Real Estate Investment Trust	16,500	35,465
Assura PLC	20,474	15,307
AvalonBay Communities, Inc.	403	80,894
Big Yellow Group PLC	1,461	18,878
Boston Properties, Inc.	525	70,287
Canadian Apartment Properties REIT	757	29,099
Capital & Regional PLC	31,144	10,323
CareTrust REIT, Inc.(d)	2,981	69,934
Comforia Residential REIT, Inc.	6	16,438
Crown Castle International Corp.	100	12,800
CyrusOne, Inc.	545	28,580
Daiwa House REIT Investment Corp.	15	33,276
Derwent London PLC	340	14,282
Douglas Emmett, Inc.	317	12,813

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	661	$50,831
Equinix, Inc.	41	18,580
Equity Residential(d)	665	50,088
Extra Space Storage, Inc.(d)	461	46,981
Federal Realty Investment Trust	254	35,014
Gecina SA	164	24,260
GLP J-REIT	18	19,278
Highwoods Properties, Inc.	580	27,132
Host Hotels & Resorts, Inc.	3,549	67,076
Hudson Pacific Properties, Inc.	559	19,241
Hulic REIT, Inc.	10	17,040
Ichigo Office REIT Investment	14	13,415
Invincible Investment Corp.	36	17,617
Invitation Homes, Inc.(d)	736	17,907
Japan Rental Housing Investments, Inc.	18	14,332
Kenedix Office Investment Corp.	4	27,771
Land Securities Group PLC	601	7,155
Link REIT	4,500	52,684
Mitsui Fudosan Logistics Park, Inc.	5	16,004
Prologis, Inc.	1,260	90,657
PRS REIT PLC	9,861	12,664
Regency Centers Corp.	691	46,636
Rexford Industrial Realty, Inc.	1,303	46,660
RioCan Real Estate Investment Trust	2,118	41,953
Scentre Group	15,001	43,789
Segro PLC	3,792	33,286
Simon Property Group, Inc.	615	112,059
SL Green Realty Corp.	137	12,319
Spirit Realty Capital, Inc.	896	35,598
STAG Industrial, Inc.	418	12,394
Stockland	2,348	6,422
Sun Communities, Inc.	436	51,675
UDR, Inc.	1,163	52,870
Unibail-Rodamco-Westfield	339	55,573
Ventas, Inc.	917	58,514
VEREIT, Inc.	2,979	24,934
VICI Properties, Inc.	1,451	31,748
Welltower, Inc.	158	12,261

		1,900,980

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	148	12,300
Marriott International, Inc., Class A	99	12,384

		24,684

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	12,027	11,913

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	4,253	19,101

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	578	20,629

Real Estate Management & Development — 2.7%
Aedas Homes SAU(a)(e)	481	12,267

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Aveo Group	2,252	$3,153
Castellum AB	998	19,366
China Vanke Co. Ltd., Class H	7,802	32,838
City Developments Ltd.	2,000	13,385
CK Asset Holdings Ltd.	6,000	53,435
Deutsche Wohnen SE	404	19,604
Entra ASA(e)	1,415	21,371
Fabege AB	460	6,685
Godewind Immobilien AG(a)(d)(e)	3,397	14,143
Grainger PLC	5,032	15,507
Inmobiliaria Colonial Socimi SA	2,386	24,543
LEG Immobilien AG	302	37,112
Lend Lease Group	593	5,218
Mega Manunggal Property Tbk PT(a)	464,700	14,818
Mitsubishi Estate Co. Ltd.	1,900	34,475
Mitsui Fudosan Co. Ltd.	2,100	52,902
Sumitomo Realty & Development Co. Ltd.	300	12,447
Sun Hung Kai Properties Ltd.	2,500	42,977

Security	Shares	Value

Real Estate Management & Development (continued)
Swire Properties Ltd.	3,400	$14,633
Tokyu Fudosan Holdings Corp.	2,330	13,963
Vonovia SE	1,217	63,157
Wharf Real Estate Investment Co. Ltd.	4,000	29,811

		557,810

Road & Rail — 0.1%
MTR Corp. Ltd.	2,000	12,392

Total Common Stocks — 12.6% (Cost — $2,256,792)		2,552,728

Total Long-Term Investments — 12.6% (Cost — $2,262,785)		2,558,721

Total Investments — 100.8% (Cost — $21,776,125)		20,339,909

Liabilities in Excess of Other Assets — (0.8)%		(168,885)

Net Assets — 100.0%		$20,171,024

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$7,607,800	$1,433,356	(b)	$—		$9,041,156	$9,041,156	$32,157		$17,495	$685,015
BlackRock Advantage Emerging Markets Fund — Class K	149,850	21,754		(1,264	)(c)	170,340	1,774,940	—		(822)	140,128
BlackRock Cash Funds: Institutional, SL Agency Shares	129,439	154,455		—		283,894	284,007	453	(d)	251	15
BlackRock Cash Funds: Treasury, SL Agency Shares	344,109	394,072		—		738,181	738,181	5,910		—	—
CoreAlpha Bond Master Portfolio	$195,395	$7,455	(b)	$—		$202,850	202,850	1,644		1,350	8,368
International Tilts Master Portfolio	$2,731,807	$518,446	(b)	$—		$3,250,253	3,250,253	25,663		(5,667)	147,037

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor International ETF	18,468	—	—	18,468	486,264	—	—	48,386
iShares Edge MSCI Multifactor USA ETF	33,447	1,869	—	35,316	1,095,856	4,052	—	106,944
iShares MSCI Canada ETF	4,986	—	—	4,986	137,813	—	—	18,348
iShares MSCI EAFE Small-Cap ETF	12,729	674	—	13,403	769,868	—	—	72,273
iShares TIPS Bond ETF	—	53	—	53	5,993	—	—	—

					$17,787,181	$69,879	$12,607	$1,226,514

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)	Represents net shares/investment value sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For LifePath Dynamic Master Portfolio compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P/TSX 60 Index	2	06/20/19	$286	$2,123
E-Mini MSCI EAFE Index	2	06/21/19	187	197
Russell 2000 E-Mini Index	5	06/21/19	386	2,593

				$4,913

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,000	USD	3,549	Citibank N.A.	04/15/19	$2
AUD	6,000	USD	4,247	State Street Bank and Trust Co.	04/15/19	14
AUD	18,000	USD	12,681	State Street Bank and Trust Co.	04/15/19	104
GBP	3,000	USD	3,877	Barclays Bank PLC	04/15/19	33
HKD	3,000	USD	382	Citibank N.A.	04/15/19	—
ILS	11,000	USD	3,025	Goldman Sachs International	04/15/19	6
USD	2,842	AUD	4,000	Deutsche Bank AG	04/15/19	1
USD	7,938	AUD	11,000	JPMorgan Chase Bank N.A.	04/15/19	125
USD	2,150	AUD	3,000	Nomura International PLC	04/15/19	20
USD	2,261	CAD	3,000	JPMorgan Chase Bank N.A.	04/15/19	15
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	1,510	CAD	2,000	State Street Bank and Trust Co.	04/15/19	13
USD	8,991	CAD	12,000	State Street Bank and Trust Co.	04/15/19	8
USD	2,281	EUR	2,000	BNP Paribas S.A.	04/15/19	35
USD	3,405	EUR	3,000	BNP Paribas S.A.	04/15/19	36
USD	35,993	EUR	32,000	BNP Paribas S.A.	04/15/19	57
USD	13,761	EUR	12,000	Citibank N.A.	04/15/19	285
USD	1,156	EUR	1,000	JPMorgan Chase Bank N.A.	04/15/19	33
USD	1,142	EUR	1,000	State Street Bank and Trust Co.	04/15/19	19
USD	2,284	EUR	2,000	State Street Bank and Trust Co.	04/15/19	38
USD	20,752	EUR	18,000	State Street Bank and Trust Co.	04/15/19	538
USD	1,321	GBP	1,000	BNY Mellon	04/15/19	18
USD	14,379	GBP	11,000	Citibank N.A.	04/15/19	43
USD	6,569	GBP	5,000	Nomura International PLC	04/15/19	53
USD	1,310	GBP	1,000	Standard Chartered Bank	04/15/19	6
USD	1,319	GBP	1,000	State Street Bank and Trust Co.	04/15/19	16
USD	1,278	HKD	10,000	Barclays Bank PLC	04/15/19	4
USD	6,904	HKD	54,000	Barclays Bank PLC	04/15/19	22
USD	7,925	HKD	62,000	Barclays Bank PLC	04/15/19	23
USD	28,548	HKD	224,000	Goldman Sachs International	04/15/19	1
USD	5,239	HKD	41,000	JPMorgan Chase Bank N.A.	04/15/19	14
USD	16,488	IDR	234,948,000	State Street Bank and Trust Co.	04/15/19	38
USD	38,394	JPY	4,250,000	Citibank N.A.	04/15/19	5
USD	4,093	JPY	443,000	Nomura International PLC	04/15/19	92
USD	1,838	JPY	203,000	State Street Bank and Trust Co.	04/15/19	4

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,968	JPY	217,000	State Street Bank and Trust Co.	04/15/19	8
USD	468	NOK	4,000	BNP Paribas S.A.	04/15/19	4
USD	1,059	NOK	9,000	Royal Bank of Canada	04/15/19	15
USD	469	NOK	4,000	State Street Bank and Trust Co.	04/15/19	5
USD	2,558	NOK	22,000	State Street Bank and Trust Co.	04/15/19	6
USD	24,126	NOK	205,000	State Street Bank and Trust Co.	04/15/19	346
USD	4,216	SEK	39,000	Citibank N.A.	04/15/19	18
USD	2,595	SEK	24,000	State Street Bank and Trust Co.	04/15/19	11
USD	3,692	SGD	5,000	Citibank N.A.	04/15/19	2
USD	5,170	SGD	7,000	State Street Bank and Trust Co.	04/15/19	3
AUD	1,234,761	USD	868,843	Deutsche Bank AG	06/19/19	9,168
CAD	406,261	USD	302,614	Bank of America N.A.	06/19/19	1,983
JPY	18,923,730	USD	171,517	Nomura International PLC	06/19/19	266
USD	343,796	EUR	303,898	Nomura International PLC	06/19/19	652

						14,214

AUD	8,000	USD	5,755	Deutsche Bank AG	04/15/19	(73)
AUD	32,000	USD	23,061	Goldman Sachs International	04/15/19	(333)
AUD	7,000	USD	4,982	State Street Bank and Trust Co.	04/15/19	(11)
CAD	6,000	USD	4,539	Goldman Sachs International	04/15/19	(48)
CHF	2,000	USD	2,038	Barclays Bank PLC	04/15/19	(27)
CHF	24,000	USD	24,673	Deutsche Bank AG	04/15/19	(540)
EUR	5,000	USD	5,747	Goldman Sachs International	04/15/19	(132)
EUR	3,000	USD	3,412	Nomura International PLC	04/15/19	(43)
GBP	1,000	USD	1,329	Citibank N.A.	04/15/19	(26)
GBP	16,000	USD	21,260	JPMorgan Chase Bank N.A.	04/15/19	(407)
HKD	67,000	USD	8,562	Barclays Bank PLC	04/15/19	(23)
HKD	14,000	USD	1,786	Citibank N.A.	04/15/19	(2)
HKD	63,000	USD	8,054	Deutsche Bank AG	04/15/19	(25)
HKD	102,000	USD	13,024	Standard Chartered Bank	04/15/19	(25)
JPY	460,000	USD	4,158	Citibank N.A.	04/15/19	(3)
JPY	1,184,000	USD	11,015	Goldman Sachs International	04/15/19	(320)
JPY	1,248,000	USD	11,552	Goldman Sachs International	04/15/19	(279)
JPY	202,000	USD	1,837	Nomura International PLC	04/15/19	(12)
JPY	421,000	USD	3,816	Nomura International PLC	04/15/19	(13)
NOK	58,000	USD	6,785	Bank of America N.A.	04/15/19	(57)
NZD	3,000	USD	2,051	State Street Bank and Trust Co.	04/15/19	(7)
SEK	10,000	USD	1,086	Citibank N.A.	04/15/19	(10)
SEK	31,000	USD	3,457	Deutsche Bank AG	04/15/19	(120)
SEK	18,000	USD	2,018	Goldman Sachs International	04/15/19	(80)
SEK	42,000	USD	4,667	Standard Chartered Bank	04/15/19	(146)
SEK	63,000	USD	7,095	Standard Chartered Bank	04/15/19	(312)
SGD	13,000	USD	9,625	Barclays Bank PLC	04/15/19	(30)
SGD	3,000	USD	2,220	Goldman Sachs International	04/15/19	(6)
SGD	2,000	USD	1,480	State Street Bank and Trust Co.	04/15/19	(4)
SGD	8,000	USD	5,908	State Street Bank and Trust Co.	04/15/19	(4)
USD	12,775	AUD	18,000	Citibank N.A.	04/15/19	(10)
USD	10,354	GBP	8,000	State Street Bank and Trust Co.	04/15/19	(72)
USD	11,627	GBP	9,000	State Street Bank and Trust Co.	04/15/19	(102)
USD	914	JPY	102,000	Goldman Sachs International	04/15/19	(7)
USD	5,028	JPY	560,000	Goldman Sachs International	04/15/19	(30)
USD	8,404	JPY	937,000	Nomura International PLC	04/15/19	(60)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio (Percentages shown are based on Net Assets)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,829	JPY	314,000	State Street Bank and Trust Co.	04/15/19	(7)
USD	41,058	JPY	4,577,000	State Street Bank and Trust Co.	04/15/19	(286)
EUR	818,809	USD	926,143	Nomura International PLC	06/19/19	(1,591)
USD	356,684	AUD	506,937	Bank of America N.A.	06/19/19	(3,788)
USD	213,798	CAD	287,000	Nomura International PLC	06/19/19	(1,383)
USD	301,808	JPY	33,299,085	Bank of America N.A.	06/19/19	(470)

						(10,924)

						$3,290

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

6

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2055 Master Portfolio

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies
Equity Funds	$4,264,741	$—	$—	$4,264,741
Short-Term Securities	1,022,188	—	—	1,022,188
Common Stocks:
Capital Markets	5,219	—	—	5,219
Equity Real Estate Investment Trusts (REITs)	1,476,290	424,690	—	1,900,980
Hotels, Restaurants & Leisure	24,684	—	—	24,684
Household Durables	11,913	—	—	11,913
IT Services	20,629	—	—	20,629
Interactive Media & Services	—	19,101	—	19,101
Real Estate Management & Development	29,650	528,160	—	557,810
Road & Rail	—	12,392	—	12,392
Investment Companies	5,993	—	—	5,993

Subtotal	$6,861,307	$984,343	$—	$7,845,650

Investments Valued at NAV(a)				12,494,259

Total Investments				$20,339,909

Derivative Financial Instruments (b)
Assets:
Forward foreign currency contracts	$—	$14,214	$—	$14,214
Equity contracts	4,913	—	—	4,913
Liabilities:
Forward foreign currency contracts	—	(10,924)	—	(10,924)

	$4,913	$3,290	$—	$8,203

(a)

As of March 31, 2019, certain of the LifePath Dynamic Master Portfolio’s Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019 there were no transfers between levels.

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